CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Purchases from suppliers	$ 100,932,528	$ 102,197,994	$ 110,250,876
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 93,049,793	$ 100,343,592	$ 87,209,870
Concentration risk percentage	92.00%	96.00%	82.00%
Supplier Concentration Risk [Member] | Company X (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers		$ 22,137,683
Concentration risk percentage		21.00%
Supplier Concentration Risk [Member] | Company Y (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 61,496,533	$ 36,094,431	$ 54,268,855
Concentration risk percentage	61.00%	35.00%	51.00%
Supplier Concentration Risk [Member] | Company U (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers
Concentration risk percentage
Supplier Concentration Risk [Member] | Company V (3rd Party) [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 31,553,260	$ 30,382,342
Concentration risk percentage	31.00%	29.00%